Shareholder Report	12 Months Ended	44 Months Ended	106 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000004012
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Investor Class
Trading Symbol	PRASX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Investor Class	$113	1.03%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Asia Fund (Investor Class)	20.18%	2.52%	4.10%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	4.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,974,683,000	$ 1,974,683,000	$ 1,974,683,000
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 14,366,000
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,974,683 Number of Portfolio Holdings81
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166321
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	I Class
Trading Symbol	PNSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - I Class	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
New Asia Fund (I Class)	20.44%	2.67%	5.90%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	4.62	6.70

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date			Dec. 17, 2015
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,974,683,000	$ 1,974,683,000	$ 1,974,683,000
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 14,366,000
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,974,683 Number of Portfolio Holdings81
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225809
Shareholder Report [Line Items]
Fund Name	New Asia Fund
Class Name	Z Class
Trading Symbol	TRZNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Asia Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Asia ex-Japan equities surged over the 12-month reporting period. Investor appetite for stocks linked to artificial intelligence (AI) helped drive the market rally, as did U.S. monetary policy easing in September and China’s ramp-up of economic stimulus late in the period.

  Stock selection in Taiwan was a key contributor to the fund’s performance relative to the MSCI All Country Asia ex Japan Index Net. Shares of Taiwan Semiconductor Manufacturing soared as the chipmaker reported better-than-expected results amid strong AI-led demand. An off-benchmark position in Netherlands-listed ASML, a semiconductor capital equipment maker with substantial exposure to Asia, also added value.

  Stock selection in China held back relative returns. Shares of fast-food restaurant operator Yum China fell over the reporting period amid weak consumer sentiment and heightened industry competition, despite the stock reclaiming some ground in September after Beijing stepped up economic stimulus. Stock selection in South Korea also hurt relative performance. LG Chem, a petrochemicals company with an electric vehicle battery business, was a major relative detractor.

  The fund seeks long-term capital growth and aims to invest in companies with the potential for durable growth or positive change that we believe the market underappreciates. China was our largest absolute market position at period-end. We narrowed our underweight in China over the year as the government’s increased stimulus efforts led us to lean into stocks with exposure to domestic consumption.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
New Asia Fund (Z Class)	21.42%	-6.60%
MSCI All Country Asia ex Japan Index Net (Regulatory/Strategy Benchmark)	27.97	-4.25

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Feb. 22, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,974,683,000	$ 1,974,683,000	$ 1,974,683,000
Holdings Count | Holding	81	81	81
Advisory Fees Paid, Amount	$ 14,366,000
InvestmentCompanyPortfolioTurnover	54.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,974,683 Number of Portfolio Holdings81
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	26.1%
Financials	24.5
Communication Services	15.2
Consumer Discretionary	15.1
Industrials & Business Services	5.7
Real Estate	4.5
Health Care	1.9
Consumer Staples	1.5
Materials	1.5
Other	4.0

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	14.5%
Tencent Holdings	7.6
Samsung Electronics	3.6
Alibaba Group Holding	3.3
DBS Group Holdings	3.1
ICICI Bank	2.8
Bank Central Asia	2.8
Infosys	2.5
HDFC Life Insurance	2.2
AIA Group	1.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless